Deferred Expenses - Summary of Deferred Costs Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	€ 177,446
Ending balance	188,359	€ 177,446
Deferred Transaction Costs [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	447	452
Costs deferred during the year	35	29
Amortization through income statement	(22)	(21)
Net exchange differences	30	(14)
Ending balance	€ 490	€ 447